Note 25 - Segmented Information (Details) - Revenues By Geographic Location: (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Geographic Location	$ 232,790	$ 244,840	$ 274,027	$ 274,027
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Geographic Location	10,961	10,147		6,360
US [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Geographic Location	149,718	165,944		178,213
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Geographic Location	18,698	23,960		26,565
Other Location [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by Geographic Location	$ 53,413	$ 44,789		$ 62,889